SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Accounting Policies [Line Items]
Recognized revenues from construction performance obligations	$ 26,525	$ 15,745	$ 12,926
Accumulated deficit	(614,749)	(635,472)
Capitalized balances related to sales commission	1,904	1,755
Warranty reserve amount	2,353	1,139
Research and development expenses	2,008	2,461	1,043
Provision for doubtful accounts	1,251	461
Bad debt expense (income)	851	151	69
Severance pay expenses	3,682	3,889	3,403
Contribution costs	1,022	916	631
Amortization of sales commission	$ 2,964	$ 2,099	$ 3,330
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years